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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Iron Horse Capital Management, L.P.
Address:          230 Park Avenue, 7th floor
                  New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald J. Cavataio
Title:            Chief Financial Officer
Phone:            (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio                              NEW YORK, NY                                MAY 15, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      41
                                                             ------------------

Form 13F Information Table Value Total:                                $166,775
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -----------       -------------------------          ------------------

         None.

                                                Iron Horse Capital Management, L.P.
                                                    Form 13F Information Table
                                                   Quarter ended March 31, 2007


                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                            FAIR    SHARES OR
                                                           MARKET   PRINCIPAL SH/ PUT/      SHARED SHARED  OTHER
                                                            VALUE     AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS SOLE SHARED NONE
                                TITLE OF         CUSIP      (IN
ISSUER                           CLASS          NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                COMMON STOCK     G90078109    $6,242    76,400   SH      SOLE                       76,400    0    0
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC           COMMON STOCK     035710409    $1,563   101,000   SH      SOLE                       101,000   0    0
------------------------------------------------------------------------------------------------------------------------------------
ASSISTED LIVING CONCPT
NEV N                         CL A             04544X102    $5,034   426,600   SH      SOLE                       426,600   0    0
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC             COMMON STOCK     064057102    $5,835   143,900   SH      SOLE                       143,900   0    0
------------------------------------------------------------------------------------------------------------------------------------
CARPENTER TECHNOLOGY CORP     COMMON STOCK     144285103    $5,869    48,600   SH      SOLE                       48,600    0    0
------------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW             COMMON STOCK     156779100    $1,557    44,700   SH      SOLE                       44,700    0    0
------------------------------------------------------------------------------------------------------------------------------------
DELIA'S INC NEW               COMMON STOCK     246911101    $2,274   247,746   SH      SOLE                       247,746   0    0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             COMMON STOCK     25179M103    $3,973    57,400   SH      SOLE                       57,400    0    0
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES
INC DEL                       COMMON STOCK     31410H101    $3,361    74,600   SH      SOLE                       74,600    0    0
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                COMMON STOCK     34354P105    $2,734    47,800   SH      SOLE                       47,800    0    0
------------------------------------------------------------------------------------------------------------------------------------
GFI GROUP INC                 COMMON STOCK     361652209    $2,095    30,818   SH      SOLE                       30,818    0    0
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL PMTS INC               COMMON STOCK     37940X102    $6,679   196,100   SH      SOLE                       196,100   0    0
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COMMON STOCK     38141G104    $2,139    10,350   SH      SOLE                       10,350    0    0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP     UNIT 10/18/2010  385034202     $928    113,200   SH      SOLE                       113,200   0    0
------------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC            COMMON STOCK     387328107    $3,642    65,900   SH      SOLE                       65,900    0    0
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP            COMMON STOCK     432848109    $4,955   137,800   SH      SOLE                       137,800   0    0
------------------------------------------------------------------------------------------------------------------------------------
HUNT  J B TRANS SVCS INC      COMMON STOCK     445658107    $3,891   148,268   SH      SOLE                       148,268   0    0
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
INFORMATION SERVICES GROUP I  UNIT 01/31/2011  45675Y203     $230     28,600   SH      SOLE                       28,600    0    0
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP         COMMON STOCK     45840J107    $1,803    72,855   SH      SOLE                       72,855    0    0
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE  COMMON STOCK     46145F105    $4,884   124,600   SH      SOLE                       124,600   0    0
------------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                     COMMON STOCK     47023A101    $2,816   306,800   SH      SOLE                       306,800   0    0
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC    COMMON STOCK     50212A106    $2,703   163,700   SH      SOLE                       163,700   0    0
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INC  COMMON STOCK     502424104    $3,350    38,300   SH      SOLE                       38,300    0    0
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC    COMMON STOCK     52729N100    $3,542   580,600   SH      SOLE                       580,600   0    0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP       INT COM SER A    53071M104    $3,602   151,200   SH      SOLE                       151,200   0    0
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STK MKT INC            COMMON STOCK     631103108    $5,317   180,800   SH      SOLE                       180,800   0    0
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP         COMMON STOCK     655844108    $4,564    90,200   SH      SOLE                       90,200    0    0
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVESTMENTS INC        CL A             67090F106    $6,868   145,200   SH      SOLE                       145,200   0    0
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC              COMMON STOCK NEW 683718308    $2,713   332,900   SH      SOLE                       332,900   0    0
------------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC       COMMON STOCK     684010101    $5,822   247,329   SH      SOLE                       247,329   0    0
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP            COMMON STOCK     688239201   $11,056   208,597   SH      SOLE                       208,597   0    0
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON COMPANIES INC       COMMON STOCK     703395103    $6,979   196,650   SH      SOLE                       196,650   0    0
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COMMON STOCK     704549104    $3,050    75,800   SH      SOLE                       75,800    0    0
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COMMON STOCK     716495106    $4,171   316,676   SH      SOLE                       316,676   0    0
------------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC                 CL A             858155203    $2,864   144,000   SH      SOLE                       144,000   0    0
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS SER TR           SPDR HOMEBUILD   86330E745    $4,761   146,300   SH      SOLE                       146,300   0    0
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COMMON STOCK     868536103    $2,727    69,800   SH      SOLE                       69,800    0    0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COMMON STOCK     882491103    $1,866    24,700   SH      SOLE                       24,700    0    0
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC         CL A             88732J108    $6,966   185,900   SH      SOLE                       185,900   0    0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                 COMMON STOCK     959802109    $5,793   263,900   SH      SOLE                       263,900   0    0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SCOTSMAN INTL INC    COMMON STOCK     96950G102    $5,558   282,695   SH      SOLE                       282,695   0    0
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                                   $166,775
(in thousands)

